Goodwill and Identifiable Assets (Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Line Items]
Document Period End Date	Dec. 31, 2014
Amortization of intangible assets	$ 22,130	$ 20,943	$ 17,047
Intangible assets subject to amortization:
Gross Carrying Amount	163,027	163,724
Accumulated Amortization	90,743	68,876
Net Carrying Amount	72,284	94,848
Intangible assets not subject to amortization:
Trademarks, Carrying Amount	178,325	178,775
Goodwill	512,060	514,426	444,084
Total
Gross Carrying Amount	341,352	342,499
Net Carrying Amount	250,609	273,623
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross Carrying Amount	101,141	101,697
Accumulated Amortization	53,434	38,930
Net Carrying Amount	47,707	62,767
Customer Relationships [Member] | Minimum [Member]
Intangible Assets [Line Items]
Estimated Useful Life	3 months
Customer Relationships [Member] | Maximum [Member]
Intangible Assets [Line Items]
Estimated Useful Life	10 years
Contractor Relations [Member]
Intangible assets subject to amortization:
Gross Carrying Amount	39,332	39,384
Accumulated Amortization	32,021	28,321
Net Carrying Amount	7,311	11,063
Contractor Relations [Member] | Minimum [Member]
Intangible Assets [Line Items]
Estimated Useful Life	2 years
Contractor Relations [Member] | Maximum [Member]
Intangible Assets [Line Items]
Estimated Useful Life	7 years
Computer Software, Intangible Asset [Member]
Intangible Assets [Line Items]
Estimated Useful Life	6 years
Intangible assets subject to amortization:
Gross Carrying Amount	18,900	18,900
Accumulated Amortization	3,366	263
Net Carrying Amount	15,534	18,637
Noncompete Agreements [Member]
Intangible assets subject to amortization:
Gross Carrying Amount	3,654	3,743
Accumulated Amortization	1,922	1,362
Net Carrying Amount	$ 1,732	$ 2,381
Noncompete Agreements [Member] | Minimum [Member]
Intangible Assets [Line Items]
Estimated Useful Life	2 years
Noncompete Agreements [Member] | Maximum [Member]
Intangible Assets [Line Items]
Estimated Useful Life	7 years